SIGNIFICANT TRANSACTIONS	12 Months Ended
Dec. 31, 2019
Significant Transactions
SIGNIFICANT TRANSACTIONS
INVESTING ACTIVITIES OF THE GROUP
SIGNIFICANT TRANSACTIONS
SIGNIFICANT TRANSACTIONS IN 2019
Mandatory tender offer for shares of GTH
In August 2019, VEON completed the purchase of 1,914,322,110 shares, representing approximately 40.55% of GTH’s issued shares, in connection with its Mandatory Tender Offer (“MTO”) which had commenced in July 2019. The total price for the purchase of such shares was EGP 9,725 million (approximately US$587), reflecting the offer price per share of EGP 5.08. Following the completion of the MTO and as a result of further purchases by GTH, as of December 31, 2019, VEON and GTH hold approximately 99.54% of GTH's total outstanding equity. The MTO was funded by a combination of cash on hand and utilization of undrawn credit facilities (refer to Note 15 for further details).
These transactions represent a purchase of non-controlling interests ("NCI") without a change of control. Consequently, the difference between the book value of NCI (negative value of US$1,986) and the cost of acquisition (US$608) was recorded directly within ‘Other capital reserves’ in the statement of changes in equity (loss of US$2,594).
Following the successful completion of the MTO, VEON continued with the restructuring of GTH, which included successful delisting of GTH’s shares from the Egyptian Exchange and the approval by GTH shareholders of VEON’s offer to acquire substantially all of the operating assets of GTH, both of which occurred on September 9, 2019.
Following that approval, VEON completed the intragroup transfers of Jazz, Banglalink and Med Cable. The intragroup transfer for Djezzy and Mobilink Bank are continuing. The operating assets of GTH had previously been, and will continue to be, fully consolidated within the balance sheet of the VEON Group, and as such, there is no material impact on these consolidated financial statements stemming from these asset transfers.
Revised technology infrastructure partnership with Ericsson
In February 2019, the Company announced a revised arrangement with Ericsson to upgrade its core IT systems in several countries in the coming years and to release Ericsson from the development and delivery of the Full Stack Revenue Manager Solution. This revised arrangement enables VEON to continue upgrading IT infrastructure with new digital business support systems (DBSS) using existing software from Ericsson which is already deployed in certain operating companies within VEON. The parties signed binding terms to vary the existing agreements and as a result VEON received US$350 during the first half of 2019, which was recorded within ‘Other operating gain / (loss)‘ in the income statement.

Termination of network sharing in Kazakhstan
In April 2019, the Group received a settlement amount of US$38 from Kcell Joint Stock Company (“Kcell”), related to the termination of the network sharing agreement between Kcell and our subsidiary in Kazakhstan. This amount has been recorded in "Other income" within the consolidated income statement.

SIGNIFICANT TRANSACTIONS IN 2018 AND 2017
Sale of Italy Joint Venture
In July 2018, VEON entered into an agreement with CK Hutchison Holdings Ltd for the sale of its 50% stake in the Italy Joint Venture. In September 2018 the transaction was completed, and cash consideration was received in the amount of EUR 2,450 million (US$2,830).
Share of profit / (loss) of the Italy Joint Venture for 2018 and 2017 was reclassified to “Profit / (loss) after tax from discontinued operations.” The effect of the disposal is detailed below:

2018

Cash consideration received	2,830

Derecognition of assets classified as held for sale	(1,599)
Release cumulative share of other comprehensive income / (loss) of Italy Joint Venture	(31)
Release cumulative foreign currency translation reserve related to Italy Joint Venture *	79
Gain / (loss) on disposal of discontinued operations	1,279

Exit from Euroset Holding N.V. Joint Venture
In July 2017, PJSC VimpelCom, a subsidiary of the Company, entered into a Framework Agreement with PJSC MegaFon (“MegaFon”) to unwind their retail joint venture, Euroset Holding N.V. (“Euroset”). Under the agreement, MegaFon acquired PJSC VimpelCom’s 50% interest in Euroset and PJSC VimpelCom paid RUB 1.2 billion (US$21) and acquired rights to 50% of Euroset’s approximately 4,000 retail stores in Russia. The transaction was completed in February 2018 and was accounted for as an asset acquisition, primarily the acquisition of contract-based intangible assets representing the right to use retail stores.